Investments (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Government and government agencies [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 4	$ 0
Fair Value as % of Cost - Less than twelve months	100.00%	0.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (3)
Fair Value - Twelve months or more	$ 15	$ 15
Fair Value as % of Cost - Twelve months or more	83.00%	83.00%
States, municipalities and political subdivisions [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (25)	$ 0
Fair Value - Less than twelve months	$ 1,031	$ 30
Fair Value as % of Cost - Less than twelve months	98.00%	100.00%
Unrealized Loss - Twelve months or more	$ (7)	$ (7)
Fair Value - Twelve months or more	$ 103	$ 407
Fair Value as % of Cost - Twelve months or more	94.00%	98.00%
Residential Mortgage Backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (2)	$ (1)
Fair Value - Less than twelve months	$ 180	$ 80
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (4)	$ (8)
Fair Value - Twelve months or more	$ 99	$ 169
Fair Value as % of Cost - Twelve months or more	96.00%	95.00%
Commercial Mortgage Backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 74	$ 10
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 13	$ 7
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%
Asset-backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (29)	$ (8)
Fair Value - Less than twelve months	$ 1,849	$ 896
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ (8)	$ (8)
Fair Value - Twelve months or more	$ 355	$ 498
Fair Value as % of Cost - Twelve months or more	98.00%	98.00%
All other corporate [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (195)	$ (12)
Fair Value - Less than twelve months	$ 4,229	$ 411
Fair Value as % of Cost - Less than twelve months	96.00%	97.00%
Unrealized Loss - Twelve months or more	$ (48)	$ (14)
Fair Value - Twelve months or more	$ 295	$ 521
Fair Value as % of Cost - Twelve months or more	86.00%	97.00%
Fixed maturities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (251)	$ (21)
Fair Value - Less than twelve months	$ 7,367	$ 1,427
Fair Value as % of Cost - Less than twelve months	97.00%	99.00%
Unrealized Loss - Twelve months or more	$ (70)	$ (40)
Fair Value - Twelve months or more	$ 880	$ 1,617
Fair Value as % of Cost - Twelve months or more	93.00%	98.00%
Common stocks [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (35)	$ (6)
Fair Value - Less than twelve months	$ 228	$ 80
Fair Value as % of Cost - Less than twelve months	87.00%	93.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 0
Fair Value as % of Cost - Twelve months or more	0.00%	0.00%
Perpetual preferred stocks [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 23	$ 13
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 5	$ 4
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%